ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified					1 Months Ended					1 Months Ended
	Apr. 24, 2009	Mar. 31, 2008 Xueda Technology	Sep. 30, 2001 Xueda Technology	Apr. 24, 2009 CDH Xueda Education	Mar. 31, 2008 CDH Xueda Education Xueda Technology	Mar. 26, 2008 CDH Xueda Education Xueda Technology	Apr. 24, 2009 Century Hui Ce	Mar. 31, 2008 Century Hui Ce item	Mar. 26, 2008 Century Hui Ce item	Mar. 31, 2008 Century Hui Ce Xueda Technology	Mar. 26, 2008 Century Hui Ce Xueda Technology	Apr. 24, 2009 Rubin Li	Mar. 31, 2008 Rubin Li Xueda Technology	Sep. 30, 2001 Rubin Li Xueda Technology	Apr. 24, 2009 Xin Jin	Mar. 31, 2008 Xin Jin Xueda Technology	Sep. 30, 2001 Xin Jin Xueda Technology	Apr. 24, 2009 Jinbo Yao	Mar. 31, 2008 Jinbo Yao Xueda Technology	Sep. 30, 2001 Jinbo Yao Xueda Technology	Apr. 24, 2009 Changyong Zhu	Mar. 31, 2008 Changyong Zhu Xueda Technology	Sep. 30, 2001 Changyong Zhu Xueda Technology	Apr. 24, 2009 Qiang Deng	Mar. 31, 2008 Qiang Deng Xueda Technology	Sep. 30, 2001 Qiang Deng Xueda Technology
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%	100.00%	100.00%									33.00%	33.00%	33.00%	38.00%	38.00%	38.00%	22.00%	22.00%	22.00%	4.00%	4.00%	4.00%	3.00%	3.00%	3.00%
Number of individual investors								3	3
Cash paid for convertible redeemable preferred stock					$ 2,269					$ 996
Percentage of ownership on an as converted basis	100.00%	100.00%		23.16%	23.16%	23.16%	10.17%			10.17%	10.17%	22.00%	22.00%		25.33%	25.33%		14.67%	14.67%		2.67%	2.67%		2.00%	2.00%
Percentage of ordinary shares subscribed for by individual ordinary shareholders	100.00%